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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/05


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)            DESCRIPTION                                                     COUPON          MATURITY               VALUE
                 ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    2.5%
$     4,070      Federal Home Loan Mortgage Corp.                                  3.630%       07/01/34          $       4,017,097
      8,001      Federal Home Loan Mortgage Corp.                                  4.182        08/01/34                  8,028,341
      4,062      Federal National Mortgage Association                             3.725        07/01/34                  4,059,882
      5,431      Federal National Mortgage Association                             4.111        09/01/34                  5,436,873
      4,909      Federal National Mortgage Association                             4.237        10/01/34                  4,955,101
      5,165      Federal National Mortgage Association                             4.269        10/01/34                  5,192,361
                                                                                                                 ------------------

                 TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                        31,689,655
                                                                                                                 ------------------

                 ASSET BACKED SECURITIES    1.8%
      6,413      Federal National Mortgage Association (Floating Rate)
                 (REMIC)                                                           2.893        05/28/35                  6,417,473
     16,075      Federal National Mortgage Association (Floating Rate)
                 (REMIC)                                                           3.685        05/28/35                 16,073,894
                                                                                                                 ------------------

                 TOTAL ASSET BACKED SECURITIES                                                                           22,491,367
                                                                                                                 ------------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS    4.8%
      2,151      Federal Home Loan Banks (Interest Only)                           6.000        02/15/29                     79,438
      8,225      Federal Home Loan Mortgage Corp.                                  5.000        08/15/12                  8,241,642
      6,114      Federal Home Loan Mortgage Corp. (Interest Only) (a)              4.780        03/15/32                    621,971
      5,157      Federal Home Loan Mortgage Corp. (Interest Only)                  6.000        05/01/31                    821,066
      9,603      Federal Home Loan Mortgage Corp. (Interest Only)                  6.500  04/01/28 to 05/15/33            1,641,901
     20,250      Federal National Mortgage Association                             6.022        11/25/10                 21,991,952
      8,949      Federal National Mortgage Association (Floating Rate)             3.514        05/25/35                  8,952,353
     10,900      Federal National Mortgage Association (Floating Rate)             3.660        12/18/32                 10,973,567
        412      Federal National Mortgage Association (Floating Rate)
                 (REMIC)                                                           3.794        03/25/09                    413,644
      9,125      Federal National Mortgage Association (Interest Only)
                 (a)                                                               3.086        07/25/34                    523,968
     10,737      Federal National Mortgage Association (Interest Only)             6.000  11/25/32 to 07/25/33            1,486,520
     22,962      Federal National Mortgage Association (Interest Only)             6.500  02/25/33 to 05/25/33            3,850,824
      1,354      Federal National Mortgage Association (Interest Only)
                 (REMIC)                                                           6.000        08/25/32                    156,403
      4,928      Federal National Mortgage Association (Interest Only)
                 (REMIC)                                                           7.000        04/25/33                    906,696
      5,218      Government National Mortgage Association (Interest
                 Only) (REMIC) (a)                                                 4.164        05/16/32                    310,079
      5,055      Government National Mortgage Association (Interest
                 Only) (REMIC) (a)                                                 4.764        05/16/32                    323,236
                                                                                                                 ------------------

                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                               61,295,260
                                                                                                                 ------------------

                 MORTGAGE BACKED SECURITIES    23.1%
     28,800      Federal Home Loan Mortgage Corp.                                  5.000  10/01/19 to 06/01/20           29,149,654
      1,143      Federal Home Loan Mortgage Corp.                                  6.000  04/01/29 to 06/01/31            1,174,836
        133      Federal Home Loan Mortgage Corp.                                  6.500        03/01/26                    138,084
     19,215      Federal Home Loan Mortgage Corp.                                  7.500  03/01/20 to 06/01/34           20,583,080

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
      1,591      Federal Home Loan Mortgage Corp.                                  8.000  07/01/24 to 10/01/31            1,713,820
          0      Federal Home Loan Mortgage Corp.                                 11.000        02/01/14                        143
     32,200      Federal Home Loan Mortgage Corp., July                            5.500           TBA                   33,045,250
     23,474      Federal National Mortgage Association                             6.000  01/01/09 to 11/01/18           24,279,404
     46,892      Federal National Mortgage Association                             6.500  12/01/07 to 08/01/34           48,655,183
     10,876      Federal National Mortgage Association                             7.000  08/01/14 to 09/01/33           11,481,089
     22,765      Federal National Mortgage Association                             7.500  01/01/07 to 12/01/32           24,313,085
      2,704      Federal National Mortgage Association                             8.000  09/01/24 to 04/01/32            2,909,567
        176      Federal National Mortgage Association (FHA/VA)                    8.500  01/01/22 to 09/01/24              191,094
         26      Federal National Mortgage Association                            11.500  05/01/15 to 03/01/19               28,409
        285      Federal National Mortgage Association                            12.000  03/01/13 to 01/01/16              317,521
     13,600      Federal National Mortgage Association, July                       4.500           TBA                   13,302,500
     23,750      Federal National Mortgage Association, July                       6.000           TBA                   24,351,160
        700      Federal National Mortgage Association, July                       7.500           TBA                      747,907
      1,941      Government National Mortgage Association                          6.000        12/15/28                  2,006,952
      3,904      Government National Mortgage Association                          6.500  06/15/23 to 02/15/29            4,090,909
      5,477      Government National Mortgage Association                          7.000  12/15/22 to 12/15/27            5,763,174
      3,983      Government National Mortgage Association                          7.500  02/15/07 to 08/15/28            4,293,746
      3,499      Government National Mortgage Association                          8.000  07/15/07 to 10/15/25            3,789,103
      2,070      Government National Mortgage Association                          8.500  11/15/05 to 12/15/21            2,268,474
        864      Government National Mortgage Association                          9.000  12/15/17 to 12/15/19              942,319
         14      Government National Mortgage Association                         11.000  01/15/10 to 11/15/20               15,235
        603      Government National Mortgage Association                         12.000  01/15/13 to 06/15/15              693,413
        260      Government National Mortgage Association                         12.500  05/15/10 to 06/15/15              294,697
        417      Government National Mortgage Association II                       6.000        04/20/29                    430,295
     33,175      Government National Mortgage Association, July                    5.500           TBA                   33,879,969
                                                                                                                 ------------------

                 TOTAL MORTGAGE BACKED SECURITIES                                                                       294,850,072
                                                                                                                 ------------------

                 UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    19.0%
     43,000      Federal Home Loan Bank                                            3.000        04/15/09                 41,597,211
    130,865      Federal Home Loan Mortgage Corp.                                  2.750        08/15/06                129,422,606
     31,200      Federal Home Loan Mortgage Corp.                                  6.625        09/15/09                 34,382,026
      4,765      Federal Home Loan Mortgage Corp.                                  6.750        03/15/31                  6,330,503
      4,840      Federal National Mortgage Association                             6.625        11/15/30                  6,302,648
     10,700      Federal National Mortgage Association                             7.125        06/15/10                 12,198,845
      9,155      Tennessee Valley Authority, Ser G                                 7.125        05/01/30                 12,598,186
                                                                                                                 ------------------

                 TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                      242,832,025
                                                                                                                 ------------------

                 UNITED STATES TREASURY OBLIGATIONS    49.5%
     15,500      United States Treasury Bonds (STRIPS)                             *            02/15/25                  6,623,754
     15,500      United States Treasury Bonds (STRIPS)                             *            02/15/27                  6,086,804
     91,100      United States Treasury Bonds                                      5.250        11/15/28                104,078,197
      8,000      United States Treasury Bonds                                      6.125        08/15/29                 10,217,192
     14,500      United States Treasury Bonds                                      8.125        08/15/21                 21,054,464
      1,000      United States Treasury Bonds (b)                                  8.750        05/15/17                  1,436,133
      5,000      United States Treasury Bonds (b)                                  8.750        08/15/20                  7,525,000
     34,000      United States Treasury Bonds                                      9.250        02/15/16                 49,270,794
      7,000      United States Treasury Bonds                                     10.375        11/15/12                  8,053,556
     11,000      United States Treasury Bonds                                     12.000        08/15/13                 13,661,494
      1,000      United States Treasury Notes (STRIPS)                             *            05/15/11                    803,063
     49,500      United States Treasury Notes (STRIPS)                             *            02/15/25                 20,991,465
    102,550      United States Treasury Notes                                      3.875        02/15/13                102,706,286
     39,000      United States Treasury Notes                                      4.000        11/15/12                 39,449,436
    165,400      United States Treasury Notes                                      4.250        08/15/13                169,586,770
     68,000      United States Treasury Notes                                      4.375        08/15/12                 70,544,696
                                                                                                                 ------------------

                 TOTAL UNITED STATES TREASURY OBLIGATIONS                                                               632,089,104
                                                                                                                 ------------------

TOTAL LONG-TERM INVESTMENTS    100.7%
   (Cost $1,251,022,237)                                                                                              1,285,247,483


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

REPURCHASE AGREEMENT    6.8%
                  State Street Bank & Trust Co. ($87,065,000 par
                  collateralized by U.S. Government obligations in a
                  pooled cash account, interest rate of 3.25%, dated
                  06/30/05, to be sold on 07/01/05 at $87,072,860)

                  (Cost $87,065,000)                                                                                     87,065,000
                                                                                                                 ------------------
TOTAL INVESTMENTS    107.5%
   (Cost $1,338,087,237)                                                                                              1,372,312,483

LIABILITIES IN EXCESS OF OTHER ASSETS    (7.5%)                                                                         (96,179,715)
                                                                                                                 ------------------

NET ASSETS    100.0%                                                                                                 $1,276,132,768
                                                                                                                 ==================


     *        Zero Coupon Bond

              Percentages are calculated as a percentage of net assets.

              The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA      - Federal Housing Administration/Department of Veterans Affairs

REMIC       - Real Estate Mortgage Investment Conduits

STRIPS      - Separate Trading of Registered Interest and Principal of
              Securities

TBA         - To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

Futures contracts outstanding as of June 30, 2005:

                                                                                                                   UNREALIZED
                                                                                                                 APPRECIATION/
                                                                                                 CONTRACTS        DEPRECIATION
LONG CONTRACTS:
                  U.S. Treasury Notes 10-Year Futures September 2005 (Current Notional
                  Value of $113,469 per contract)                                                   199             $227,968

SHORT CONTRACTS:
                  U.S. Treasury Bond Futures September 2005 (Current Notional Value of
                  $118,750 per contract)                                                            662           (1,447,626)
                  U.S. Treasury Notes 2-Year Futures September 2005 (Current Notional
                  Value of $207,688 per contract)                                                  1,084             65,891
                  U.S. Treasury Notes 5-Year Futures September 2005 (Current Notional
                  Value of $108,891 per contract)                                                  2,757           (749,501)
                                                                                               ------------- ---------------------
                                                                                                   4,702          ($1,903,268)
                                                                                               ------------- ---------------------





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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Government Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005